AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS

As of September 30, 2023 (Unaudited)

Principal Amount		Value
	ASSET-BACKED SECURITIES — 14.1%
$82,091	Amur Equipment Finance Receivables LLC Series 2022-2A, Class A2, 5.30%, 6/21/2028[1,2]	$81,315
270,000	Antares CLO Ltd. Series 2017-1A, Class CR, 8.29% (3-Month Term SOFR+296 basis points), 4/20/2033[1,2,3]	255,943
150,000	Avis Budget Rental Car Funding AESOP LLC Series 2020-1A, Class A, 2.33%, 8/20/2026[1,2]	140,561
304,651	Blackbird Capital Aircraft Series 2021-1A, Class B, 3.45%, 7/15/2046[1,2]	254,384
500,815	CF Hippolyta LLC Series 2020-1, Class A1, 1.69%, 7/15/2060[1,2]	454,951
100,000	Chesapeake Funding II LLC Series 2023-2A, Class A1, 6.16%, 10/15/2035[1,2]	99,879
109,000	COMM Mortgage Trust Series 2020-CX, Class D, 2.77%, 11/10/2046[1,2,4]	77,669
354,764	Commonbond Student Loan Trust Series 2019-AGS, Class A1, 2.54%, 1/25/2047[1,2]	309,650
254,000	Daimler Trucks Retail Trust 2023-1 Series 2023-1, Class A3, 5.90%, 3/15/2027[1]	254,027
598,000	DataBank Issuer Series 2021-2A, Class A2, 2.40%, 10/25/2051[1,2]	516,445
611,115	DB Master Finance LLC Series 2021-1A, Class A2I, 2.04%, 11/20/2051[1,2]	536,970
527,850	Domino’s Pizza Master Issuer LLC Series 2021-1A, Class A2I, 2.66%, 4/25/2051[1,2]	444,972
1,250,000	Flatiron CLO Ltd. Series 2018-1A, Class C, 7.27% (3-Month Term SOFR+196 basis points), 4/17/2031[1,2,3]	1,226,932
545,000	Flexential Issuer Series 2021-1A, Class A2, 3.25%, 11/27/2051[1,2]	477,290
370,000	Ford Credit Auto Owner Trust Series 2022-C, Class B, 5.03%, 2/15/2028[1]	361,805
1,500,000	Fortress Credit Opportunities CLO Ltd. Series 2017-9A, Class A1TR, 7.12% (3-Month Term SOFR+181 basis points), 10/15/2033[1,2,3]	1,486,523
	Golub Capital Partners CLO Ltd.
850,000	Series 2018-36A, Class C, 7.73% (3-Month Term SOFR+236 basis points), 2/5/2031[1,2,3]	802,947
250,000	Series 2020-47A, Class C1, 8.88% (3-Month Term SOFR+351 basis points), 5/5/2032[1,2,3]	244,623
96,914	Hilton Grand Vacations Trust 2023-1 Series 2023-1A, Class A, 5.72%, 1/25/2038[1,2]	97,329
192,468	ITE Rail Fund Levered LP Series 2021-1A, Class A, 2.25%, 2/28/2051[1,2]	163,886
250,000	IVY Hill Middle Market Credit Fund Ltd. Series 12A, Class BR, 8.49% (3-Month Term SOFR+316 basis points), 7/20/2033[1,2,3]	236,709

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2023 (Unaudited)

Principal Amount		Value
	ASSET-BACKED SECURITIES (Continued)
$13,529	Laurel Road Prime Student Loan Trust Series 2017-C, Class A2B, 2.81%, 11/25/2042[1,2]	$13,392
36,848	Marlette Funding Trust Series 2022-3A, Class A, 5.18%, 11/15/2032[1,2]	36,701
543,000	MCF CLO Ltd. Series 2019-1A, Class A1R, 6.81% (3-Month Term SOFR+150 basis points), 7/17/2031[1,2,3]	539,911
	MF1 Ltd.
910,500	Series 2021-FL7, Class AS, 6.89% (1-Month Term SOFR+157 basis points), 10/16/2036[1,2,3]	882,047
448,000	Series 2022-FL8, Class C, 7.53% (1-Month Term SOFR+220 basis points), 2/19/2037[1,2,3]	428,653
98,910	Navient Private Education Refi Loan Trust Series 2021-A, Class A, 0.84%, 5/15/2069[1,2]	85,570
1,058,000	New Economy Assets Phase 1 Sponsor LLC Series 2021-1, Class A1, 1.91%, 10/20/2061[1,2]	914,115
173,216	New Residential Mortgage Loan Trust Series 2021-NQ2R, Class A1, 0.94%, 10/25/2058[1,2,4]	150,299
161,758	Purewest Funding LLC Series 2021-1, Class A1, 4.09%, 12/22/2036[1,2]	153,409
238,000	Santander Drive Auto Receivables Trust Series 2022-5, Class C, 4.74%, 10/16/2028[1]	231,310
127,000	SFS Auto Receivables Securitization Trust 2023-1 Series 2023-1A, Class A2A, 5.89%, 3/22/2027[1,2]	126,819
1,127,533	Slam Ltd. Series 2021-1A, Class A, 2.43%, 6/15/2046[1,2]	958,430
	SMB Private Education Loan Trust
68,627	Series 2017-B, Class A2B, 6.20% (1-Month Term SOFR+86 basis points), 10/15/2035[1,2,3]	68,081
486,893	Series 2019-B, Class A2B, 6.45% (1-Month Term SOFR+112 basis points), 6/15/2037[1,2,3]	483,363
272,000	Tesla Auto Lease Trust 2023-B Series 2023-B, Class A3, 6.13%, 9/21/2026[1,2]	271,899
457,410	TIF Funding II LLC Series 2021-1A, Class A, 1.65%, 2/20/2046[1,2]	378,689
	Willis Engine Structured Trust
534,038	Series 2018-A, Class A, 4.75%, 9/15/2043[1,2,5]	449,948
602,983	Series 2021-A, Class A, 3.10%, 5/15/2046[1,2]	483,537
	TOTAL ASSET-BACKED SECURITIES
	(Cost $16,494,605)	15,180,983

	COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.6%
162,000	BXHPP Trust FILM Series 2021-FILM, Class C, 6.55% (1-Month Term SOFR+121 basis points), 8/15/2036[2,3]	148,318

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2023 (Unaudited)

Principal Amount		Value
	COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
$554,000	PMT Issuer Trust - FMSR Series 2021-FT1, Class A, 8.43% (1-Month USD Libor+300 basis points), 3/25/2026[1,2,3]	$536,977
	TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
	(Cost $716,000)	685,295
	CORPORATE BONDS — 79.3%
	COMMUNICATIONS — 6.1%
653,000	AMC Networks, Inc. 4.25%, 2/15/2029[1]	400,784
	AT&T, Inc.
750,000	4.75%, 5/15/2046[1]	592,357
1,155,000	3.55%, 9/15/2055[1]	704,581
1,045,000	Comcast Corp. 3.45%, 2/1/2050[1]	705,932
600,000	Cox Enterprises, Inc. 7.37%, 7/15/2027[2]	618,557
	CSC Holdings LLC
250,000	7.50%, 4/1/2028[1,2]	162,849
223,000	6.50%, 2/1/2029[1,2]	184,829
1,144,000	4.63%, 12/1/2030[1,2]	608,230
245,000	Frontier Communications Holdings LLC 5.00%, 5/1/2028[1,2]	209,227
	Paramount Global
488,000	4.20%, 5/19/2032[1]	388,061
83,000	6.87%, 4/30/2036	75,457
530,000	Prosus N.V. 4.99%, 1/19/2052[1,2,6]	348,007
489,000	Time Warner Cable LLC 6.55%, 5/1/2037	443,748
48,000	T-Mobile USA, Inc. 4.95%, 3/15/2028[1]	46,597
8,000	Univision Communications, Inc. 8.00%, 8/15/2028[1,2]	7,756
	Verizon Communications, Inc.
450,000	2.55%, 3/21/2031[1]	358,326
664,000	3.55%, 3/22/2051[1]	438,692
200,000	Virgin Media Finance PLC 5.00%, 7/15/2030[1,2,6]	157,221
350,000	VTR Finance N.V. 6.38%, 7/15/2028[1,2,6]	130,732
		6,581,943
	CONSUMER DISCRETIONARY — 8.7%
155,000	Air Canada 3.88%, 8/15/2026[1,2,6]	140,680
171,435	Air Canada Class A Pass-Through Trust 5.25%, 10/1/2030[2,6]	165,448

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2023 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	CONSUMER DISCRETIONARY (Continued)
$304,155	American Airlines Class AA Pass-Through Trust 3.35%, 4/15/2031	$270,870
	American Airlines Class AA Pass-Through Trust
183,915	3.65%, 8/15/2030	166,572
359,703	3.15%, 8/15/2033	308,100
	American Airlines, Inc./AAdvantage Loyalty IP Ltd.
319,917	5.50%, 4/20/2026[2,6]	312,457
161,000	5.75%, 4/20/2029[2,6]	149,622
96,798	British Airways Class A Pass-Through Trust 4.25%, 11/15/2032[2]	86,778
	Caesars Entertainment, Inc.
109,000	8.12%, 7/1/2027[1,2]	109,526
106,000	7.00%, 2/15/2030[1,2]	103,139
	Delta Air Lines, Inc. / SkyMiles IP Ltd.
94,000	4.50%, 10/20/2025[2,6]	91,310
623,000	4.75%, 10/20/2028[2,6]	592,154
1,101,000	ERAC USA Finance LLC 4.50%, 2/15/2045[1,2]	880,641
739,000	Ford Motor Credit Co. LLC 4.54%, 8/1/2026[1]	693,661
362,000	General Motors Co. 6.80%, 10/1/2027[1]	369,497
	General Motors Financial Co., Inc.
797,000	3.60%, 6/21/2030[1]	667,197
1,213,000	2.35%, 1/8/2031[1]	917,735
125,000	Murphy Oil USA, Inc. 3.75%, 2/15/2031[1,2]	102,094
270,000	Sands China Ltd. 4.88%, 6/18/2030[1,6]	233,063
1,034,000	Starbucks Corp. 4.45%, 8/15/2049[1]	819,004
220,000	Stellantis Finance US, Inc. 2.69%, 9/15/2031[1,2]	169,584
201,436	United Airlines Class A Pass-Through Trust 5.87%, 4/15/2029	199,735
155,000	United Airlines 2023-1 Class A Pass-Through Trust 5.80%, 7/15/2037	149,602
	United Airlines Class AA Pass-Through Trust
152,661	4.15%, 2/25/2033	138,375
523,129	2.70%, 11/1/2033	431,594
187,556	United Airlines Class B Pass-Through Trust 4.60%, 9/1/2027	176,800
	United Airlines, Inc.
64,000	4.38%, 4/15/2026[1,2]	59,181
273,000	4.63%, 4/15/2029[1,2]	235,506

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2023 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	CONSUMER DISCRETIONARY (Continued)
$800,000	Wynn Macau Ltd. 5.62%, 8/26/2028[1,2,6]	$693,529
		9,433,454
	CONSUMER STAPLES — 3.9%
	Altria Group, Inc.
45,000	4.80%, 2/14/2029[1]	42,820
152,000	5.95%, 2/14/2049[1]	136,401
480,000	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc. 4.70%, 2/1/2036[1]	440,072
430,000	Anheuser-Busch InBev Worldwide, Inc. 4.50%, 6/1/2050[1]	359,094
	BAT Capital Corp.
320,000	2.26%, 3/25/2028[1]	270,592
119,000	6.34%, 8/2/2030[1]	117,229
42,000	7.08%, 8/2/2053[1]	39,580
386,000	BAT International Finance PLC 1.67%, 3/25/2026[1,6]	347,804
352,000	Bimbo Bakeries USA, Inc. 4.00%, 5/17/2051[1,2]	248,890
206,000	JBS USA LUX S.A. / JBS USA Food Co. / JBS USA Finance, Inc. 3.63%, 1/15/2032[1,6]	163,959
373,000	Kraft Heinz Foods Co. 5.50%, 6/1/2050[1]	340,070
750,000	Kroger Co. 4.50%, 1/15/2029[1]	712,708
229,000	MARB BondCo PLC 3.95%, 1/29/2031[1,2,6]	169,793
600,000	NBM U.S. Holdings, Inc. 6.62%, 8/6/2029[1,2]	547,150
54,000	Philip Morris International, Inc. 5.63%, 11/17/2029[1]	53,438
240,000	U.S. Foods, Inc. 7.25%, 1/15/2032[1,2]	239,758
		4,229,358
	ENERGY — 11.8%
414,000	Aker BP ASA 3.10%, 7/15/2031[1,2,6]	331,347
390,000	BP Capital Markets PLC 4.38% (USD 5 Year Tsy+404 basis points)[1,6,7,8]	371,920
	Cheniere Energy Partners LP
90,000	3.25%, 1/31/2032[1]	71,658
53,000	5.95%, 6/30/2033[1,2]	51,117
	CITGO Petroleum Corp.
265,000	7.00%, 6/15/2025[1,2]	261,036
17,000	8.37%, 1/15/2029[1,2]	16,969

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2023 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	ENERGY (Continued)
$42,000	Columbia Pipelines Holding Co. LLC 6.06%, 8/15/2026[1,2]	$42,137
92,000	Columbia Pipelines Operating Co. LLC 6.54%, 11/15/2053[1,2]	89,845
21,000	Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp. 7.37%, 2/1/2031[1,2]	21,387
224,000	CVR Energy, Inc. 5.25%, 2/15/2025[1,2]	218,519
358,000	DT Midstream, Inc. 4.30%, 4/15/2032[1,2]	304,228
136,000	Ecopetrol S.A. 8.62%, 1/19/2029[1,6]	136,607
690,000	EIG Pearl Holdings Sarl 4.39%, 11/30/2046[2,6]	499,864
	Enbridge, Inc.
174,000	5.70%, 3/8/2033[1,6]	166,738
180,000	6.00% (3-Month Term SOFR+415 basis points), 1/15/2077[1,6,9]	164,555
337,000	Endeavor Energy Resources LP / EER Finance, Inc. 5.75%, 1/30/2028[1,2]	325,193
	Energy Transfer LP
314,000	3.75%, 5/15/2030[1]	273,589
275,000	5.40%, 10/1/2047[1]	226,801
500,000	6.25%, 4/15/2049[1]	459,090
92,000	7.12% (USD 5 Year Tsy+531 basis points)[1,7,8]	79,141
	Enterprise Products Operating LLC
475,000	6.45%, 9/1/2040	483,834
366,000	3.30%, 2/15/2053[1]	237,923
126,000	5.38% (3-Month Term SOFR+283 basis points), 2/15/2078[1,9]	104,752
956,000	Exxon Mobil Corp. 4.23%, 3/19/2040[1]	813,889
	Howard Midstream Energy Partners LLC
157,000	6.75%, 1/15/2027[1,2]	149,150
123,000	8.87%, 7/15/2028[1,2]	124,076
	Kinder Morgan, Inc.
410,000	8.05%, 10/15/2030	446,093
600,000	5.55%, 6/1/2045[1]	516,962
	MPLX LP
249,000	5.50%, 2/15/2049[1]	210,552
983,000	4.90%, 4/15/2058[1]	730,120
	NGPL PipeCo LLC
820,000	4.88%, 8/15/2027[1,2]	774,161
737,000	7.77%, 12/15/2037[2]	758,300
	ONEOK, Inc.
73,000	5.80%, 11/1/2030[1]	71,477
107,000	6.10%, 11/15/2032[1]	105,739
328,000	6.63%, 9/1/2053[1]	321,125

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2023 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	ENERGY (Continued)
$263,000	Parkland Corp./Canada 4.50%, 10/1/2029[1,2,6]	$225,272
	Petroleos Mexicanos
304,000	5.95%, 1/28/2031[1,6]	217,588
224,000	6.70%, 2/16/2032[1,6]	166,238
136,000	6.95%, 1/28/2060[1,6]	80,513
250,000	Plains All American Pipeline LP / PAA Finance Corp. 4.50%, 12/15/2026[1]	239,027
809,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp. 5.50%, 3/1/2030[1]	757,153
290,000	Transcontinental Gas Pipe Line Co. LLC 3.95%, 5/15/2050[1]	205,953
198,000	Valero Energy Corp. 4.00%, 6/1/2052[1]	136,087
	Western Midstream Operating LP
79,000	6.35%, 1/15/2029[1]	79,158
31,000	6.15%, 4/1/2033[1]	29,893
800,000	Williams Cos., Inc. 4.90%, 1/15/2045[1]	643,013
		12,739,789
	FINANCIALS — 23.4%
669,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.30%, 1/30/2032[1,6]	531,870
501,000	AIB Group PLC 4.26% (3-Month USD Libor+187 basis points), 4/10/2025[1,2,4,6]	493,881
	Allianz S.E.
600,000	3.50% (USD 5 Year Tsy+297 basis points)[1,2,4,6,8,10]	493,991
200,000	3.20% (USD 5 Year Tsy+217 basis points)[1,2,4,6,8,10]	142,061
175,000	Allstate Corp. 6.50% (3-Month USD Libor+212 basis points), 5/15/2067[1,9]	163,538
400,000	Banco Santander S.A. 5.59%, 8/8/2028[6]	391,362
	Bank of America Corp.
200,000	4.18%, 11/25/2027[1]	185,938
1,895,000	2.97% (SOFR Rate+133 basis points), 2/4/2033[1,9]	1,494,818
200,000	5.87%, 2/7/2042	195,945
166,000	Boston Properties LP 3.80%, 2/1/2024[1]	164,465
93,000	Brixmor Operating Partnership LP 3.85%, 2/1/2025[1]	89,542
	Citigroup, Inc.
297,000	3.98% (3-Month Term SOFR+160 basis points), 3/20/2030[1,9]	266,776
804,000	5.30%, 5/6/2044	686,222
605,000	4.00% (USD 5 Year Tsy+360 basis points)[1,4,8,10]	529,012

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2023 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	FINANCIALS (Continued)
$250,000	Citizens Bank N.A./Providence RI 6.06% (SOFR Rate+145 basis points), 10/24/2025[1,9]	$241,218
451,000	Credit Agricole S.A. 4.00% (USD SWAP SEMI 30/360 5Y+164 basis points), 1/10/2033[1,2,6,7]	399,768
	Credit Suisse Group A.G.
697,000	2.59% (SOFR Rate+156 basis points), 9/11/2025[1,2,6,9]	670,878
250,000	3.09% (SOFR Rate+173 basis points), 5/14/2032[1,2,4,6]	197,507
414,000	Discover Financial Services 6.70%, 11/29/2032[1]	400,278
545,000	EPR Properties 3.60%, 11/15/2031[1]	404,167
	Extra Space Storage LP
75,000	5.70%, 4/1/2028[1]	74,130
265,000	2.35%, 3/15/2032[1]	200,452
1,050,000	Farmers Insurance Exchange 4.75% (3-Month USD Libor+323 basis points), 11/1/2057[1,2,9]	786,487
69,000	Fiserv, Inc. 5.60%, 3/2/2033[1]	66,859
192,000	Global Payments, Inc. 5.40%, 8/15/2032[1]	180,018
151,000	GLP Capital LP / GLP Financing II, Inc. 3.25%, 1/15/2032[1]	117,110
	Goldman Sachs Group, Inc.
209,000	5.95%, 1/15/2027	208,344
790,000	7.38% (3-Month Term SOFR+201 basis points), 10/28/2027[1,3]	809,957
250,000	6.75%, 10/1/2037	253,253
232,000	High Street Funding Trust II 4.68%, 2/15/2048[1,2]	168,226
395,000	HSBC Capital Funding Dollar 1 LP 10.18% (3-Month USD Libor+498 basis points)[1,2,6,8,9,10]	481,475
	HSBC Holdings PLC
224,000	4.95%, 3/31/2030[6]	209,387
844,000	4.60% (USD 5 Year Tsy+365 basis points)[1,4,6,8,10]	637,809
663,000	ING Groep N.V. 3.87% (SOFR Rate+164 basis points), 3/28/2026[1,4,6]	639,884
	Iron Mountain, Inc.
46,000	5.00%, 7/15/2028[1,2]	41,840
215,000	7.00%, 2/15/2029[1,2]	210,388
164,000	4.87%, 9/15/2029[1,2]	143,723
	JPMorgan Chase & Co.
287,000	5.30% (SOFR Rate+145 basis points), 7/24/2029[1,9]	279,301
236,000	5.35% (SOFR Rate+185 basis points), 6/1/2034[1,9]	224,000
	Massachusetts Mutual Life Insurance Co.
502,000	5.08% (3-Month USD Libor+319 basis points), 2/15/2069[1,2,4]	415,019
236,000	4.90%, 4/1/2077[2]	177,928
	MetLife, Inc.

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2023 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	FINANCIALS (Continued)
$1,219,000	9.25%, 4/8/2038[1,2]	$1,369,486
333,000	10.75%, 8/1/2039[1]	423,684
1,150,000	6.40%, 12/15/2066[1]	1,123,567
	Morgan Stanley
500,000	3.95%, 4/23/2027	464,651
575,000	4.89% (SOFR Rate+208 basis points), 7/20/2033[1,9]	522,641
	Nasdaq, Inc.
88,000	5.35%, 6/28/2028[1]	86,404
23,000	5.95%, 8/15/2053[1]	21,525
379,000	PNC Financial Services Group, Inc. 5.00% (3-Month Term SOFR+356 basis points)[1,8,9,10]	327,409
447,000	Prudential Financial, Inc. 5.70% (3-Month USD Libor+266 basis points), 9/15/2048[1,9]	409,796
215,000	Rexford Industrial Realty LP 2.15%, 9/1/2031[1]	160,394
78,000	Santander Holdings USA, Inc. 6.50% (SOFR Rate+236 basis points), 3/9/2029[1,9]	76,131
462,000	SBA Tower Trust 2.59%, 10/15/2031[1,2]	352,768
1,179,000	Scentre Group Trust 2 4.75% (USD 5 Year Tsy+438 basis points), 9/24/2080[1,2,4,6]	1,058,863
159,000	Simon Property Group LP 5.85%, 3/8/2053[1]	146,671
740,000	Synchrony Financial 2.88%, 10/28/2031[1]	524,386
382,000	Toronto-Dominion Bank 5.53%, 7/17/2026[6]	379,362
	Truist Financial Corp.
66,000	5.87% (SOFR Rate+236 basis points), 6/8/2034[1,9]	62,335
1,232,000	4.80% (USD 5 Year Tsy+300 basis points)[1,7,8,10]	1,047,046
94,000	U.S. Bancorp 5.84% (SOFR Rate+226 basis points), 6/12/2034[1,9]	88,982
225,000	VICI Properties LP / VICI Note Co., Inc. 3.50%, 2/15/2025[1,2]	215,277
34,000	WEA Finance LLC 4.63%, 9/20/2048[1,2]	20,889
	Wells Fargo & Co.
290,000	5.57% (SOFR Rate+174 basis points), 7/25/2029[1,9]	283,206
250,000	5.87%[1,8,9,10]	245,148
719,000	3.90% (USD 5 Year Tsy+345 basis points)[1,4,8,10]	627,957
1,010,000	Westpac Banking Corp. 2.67% (USD 5 Year Tsy+175 basis points), 11/15/2035[1,4,6]	756,877
		25,264,282

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2023 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	GOVERNMENTS — 0.9%
$1,000,000	Saudi Government International Bond 5.25%, 1/16/2050[2,6]	$868,202
461,000	Ukraine Government International Bond 7.25%, 3/15/2035[2,6]	119,794
		987,996
	HEALTH CARE — 4.3%
561,000	AbbVie, Inc. 4.05%, 11/21/2039[1]	458,761
	Amgen, Inc.
61,000	5.25%, 3/2/2030[1]	59,604
146,000	5.65%, 3/2/2053[1]	136,330
1,000,000	Bayer U.S. Finance II LLC 4.63%, 6/25/2038[1,2]	821,505
400,000	CommonSpirit Health 2.78%, 10/1/2030[1]	328,912
	CVS Health Corp.
271,000	4.30%, 3/25/2028[1]	256,532
287,000	4.25%, 4/1/2050[1]	212,138
89,000	5.87%, 6/1/2053[1]	82,262
200,000	Organon & Co. / Organon Foreign Debt Co-Issuer BV 4.13%, 4/30/2028[1,2]	173,786
154,000	Pfizer Investment Enterprises Pte Ltd. 5.30%, 5/19/2053[1,6]	143,635
	Royalty Pharma PLC
829,000	2.20%, 9/2/2030[1,6]	643,767
320,000	2.15%, 9/2/2031[1,6]	239,527
323,000	STERIS Irish FinCo UnLtd Co. 2.70%, 3/15/2031[1,6]	262,012
545,000	Takeda Pharmaceutical Co., Ltd. 3.18%, 7/9/2050[1,6]	345,334
180,000	Tenet Healthcare Corp. 4.87%, 1/1/2026[1]	172,445
397,000	UnitedHealth Group, Inc. 3.05%, 5/15/2041[1]	279,909
		4,616,459
	INDUSTRIALS — 2.4%
600,000	Adani Ports & Special Economic Zone Ltd. 3.38%, 7/24/2024[2,6]	581,408
	Ashtead Capital, Inc.
422,000	4.00%, 5/1/2028[1,2]	383,731
201,000	5.95%, 10/15/2033[1,2]	190,882
556,000	Boeing Co. 5.80%, 5/1/2050[1]	506,774
52,000	Masonite International Corp. 3.50%, 2/15/2030[1,2,6]	42,251

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2023 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	INDUSTRIALS (Continued)
$214,000	Rolls-Royce PLC 5.75%, 10/15/2027[1,2,6]	$206,521
50,000	Sydney Airport Finance Co. Pty Ltd. 3.37%, 4/30/2025[1,2,6]	47,992
400,000	TK Elevator U.S. Newco, Inc. 5.25%, 7/15/2027[1,2]	368,143
52,000	TransDigm, Inc. 6.75%, 8/15/2028[1,2]	51,196
160,000	Triton Container International Ltd. 3.15%, 6/15/2031[1,2,6]	120,649
200,000	Union Pacific Corp. 3.84%, 3/20/2060[1]	139,976
		2,639,523
	MATERIALS — 4.8%
431,000	Alpek S.A.B. de C.V. 3.25%, 2/25/2031[1,2,6]	338,326
516,000	AngloGold Ashanti Holdings PLC 3.75%, 10/1/2030[1,6]	415,592
200,000	Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 4.00%, 9/1/2029[1,2,6]	156,518
	Braskem Idesa SAPI
191,000	7.45%, 11/15/2029[1,2,6]	119,009
539,000	6.99%, 2/20/2032[1,2,6]	324,070
	Braskem Netherlands Finance B.V.
200,000	4.50%, 1/31/2030[2,6]	163,019
349,000	5.88%, 1/31/2050[2,6]	251,450
560,000	Celanese U.S. Holdings LLC 6.16%, 7/15/2027[1]	552,263
173,000	LABL, Inc. 5.88%, 11/1/2028[1,2]	155,344
272,000	Newcrest Finance Pty Ltd. 3.25%, 5/13/2030[1,2,6]	231,327
206,000	Nutrien Ltd. 5.90%, 11/7/2024[6]	205,438
358,000	Orbia Advance Corp. S.A.B. de C.V. 2.88%, 5/11/2031[1,2,6]	278,647
	Sealed Air Corp.
523,000	1.57%, 10/15/2026[1,2]	455,370
16,000	6.12%, 2/1/2028[1,2]	15,522
761,000	Sherwin-Williams Co. 2.90%, 3/15/2052[1]	439,758
448,000	Smyrna Ready Mix Concrete LLC 6.00%, 11/1/2028[1,2]	413,701
313,000	Suzano Austria GmbH 3.75%, 1/15/2031[1,6]	257,034

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2023 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	MATERIALS (Continued)
$381,000	Vale Overseas, Ltd. 6.87%, 11/21/2036[6]	$383,270
		5,155,658
	TECHNOLOGY — 5.0%
	Broadcom, Inc.
1,125,000	3.47%, 4/15/2034[1,2]	883,855
415,000	3.19%, 11/15/2036[1,2]	298,081
169,000	3.75%, 2/15/2051[1,2]	113,232
	Dell International LLC / EMC Corp.
226,000	5.85%, 7/15/2025[1]	225,717
229,000	8.35%, 7/15/2046[1]	267,508
519,000	3.45%, 12/15/2051[1,2]	323,001
	Intel Corp.
53,000	5.20%, 2/10/2033[1]	51,355
35,000	5.70%, 2/10/2053[1]	32,784
192,000	Kyndryl Holdings, Inc. 2.05%, 10/15/2026[1]	167,714
166,000	Micron Technology, Inc. 2.70%, 4/15/2032[1]	126,796
151,000	Microsoft Corp. 2.67%, 6/1/2060[1]	88,530
526,000	NXP B.V. / NXP Funding LLC / NXP USA, Inc. 4.30%, 6/18/2029[1,6]	482,014
	Oracle Corp.
1,105,000	2.30%, 3/25/2028[1]	957,465
500,000	3.85%, 7/15/2036[1]	395,509
458,000	3.60%, 4/1/2040[1]	330,842
46,000	5.55%, 2/6/2053[1]	40,360
768,000	VMware, Inc. 2.20%, 8/15/2031[1]	579,785
		5,364,548
	UTILITIES — 8.0%
650,000	AES Andes S.A. 6.35% (USD 5 Year Tsy+492 basis points), 10/7/2079[1,2,6,7]	610,888
470,748	AES Panama Generation Holdings SRL 4.38%, 5/31/2030[1,2,6]	401,056
789,000	Arizona Public Service Co. 4.25%, 3/1/2049[1]	569,644
32,000	CenterPoint Energy Houston Electric LLC 5.30%, 4/1/2053[1]	29,910
229,000	CMS Energy Corp. 3.75% (USD 5 Year Tsy+290 basis points), 12/1/2050[1,4]	171,991
634,000	Edison International 5.38% (USD 5 Year Tsy+470 basis points)[1,4,8,10]	559,326

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2023 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	UTILITIES (Continued)
$200,000	Electricite de France S.A. 9.12% (USD 5 Year Tsy+541 basis points)[1,2,6,7,8]	$208,347
230,000	Evergy Metro, Inc. 4.20%, 6/15/2047[1]	174,007
385,000	Evergy Missouri West, Inc. 5.15%, 12/15/2027[1,2]	374,671
905,000	Exelon Corp. 4.05%, 4/15/2030[1]	814,678
200,000	FirstEnergy Corp. 7.37%, 11/15/2031	218,263
22,000	Indiana Michigan Power Co. 5.63%, 4/1/2053[1]	20,738
307,000	IPALCO Enterprises, Inc. 4.25%, 5/1/2030[1]	269,106
314,000	Jersey Central Power & Light Co. 2.75%, 3/1/2032[1,2]	245,983
354,000	Metropolitan Edison Co. 4.30%, 1/15/2029[1,2]	328,887
1,000,000	MidAmerican Energy Co. 4.25%, 7/15/2049[1]	780,165
206,000	New England Power Co. 5.94%, 11/25/2052[1,2]	195,108
	NiSource, Inc.
29,000	5.25%, 3/30/2028[1]	28,414
218,000	3.60%, 5/1/2030[1]	190,003
112,000	5.40%, 6/30/2033[1]	107,385
	Pacific Gas and Electric Co.
305,000	2.10%, 8/1/2027[1]	260,847
481,000	3.50%, 8/1/2050[1]	286,315
535,000	Piedmont Natural Gas Co., Inc. 3.50%, 6/1/2029[1]	474,182
239,000	Puget Energy, Inc. 2.38%, 6/15/2028[1]	204,474
	Southern Co. Gas Capital Corp.
426,000	5.87%, 3/15/2041[1]	398,903
121,000	3.95%, 10/1/2046[1]	84,391
822,000	4.40%, 5/30/2047[1]	621,172
		8,628,854
	TOTAL CORPORATE BONDS
	(Cost $103,653,757)	85,641,864
	MUNICIPAL BONDS — 0.2%
294,000	University of Michigan 3.60%, 4/1/2047	234,746
	TOTAL MUNICIPAL BONDS
	(Cost $294,000)	234,746

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2023 (Unaudited)

Principal Amount		Value
	U.S. GOVERNMENT AND AGENCIES — 3.8%
$100,000	United States Treasury Bill 0.00%, 12/21/2023	$98,820
	United States Treasury Bond
410,100	1.25%, 5/15/2050	193,099
69,200	1.38%, 8/15/2050	33,716
47,500	4.00%, 11/15/2052	42,056
600,100	3.63%, 2/15/2053	495,739
	United States Treasury Note
1,000,000	1.50%, 2/29/2024	983,906
160,000	1.75%, 3/15/2025	152,157
35,000	3.13%, 8/31/2027	33,038
29,000	4.37%, 8/31/2028	28,717
24,000	1.75%, 1/31/2029	20,746
110,000	3.87%, 11/30/2029	105,450
360,000	4.12%, 8/31/2030	349,481
1,581,400	3.38%, 5/15/2033	1,434,874
155,000	3.87%, 8/15/2033	146,499
	TOTAL U.S. GOVERNMENT AND AGENCIES
	(Cost $4,335,973)	4,118,298

Number of Shares
	SHORT-TERM INVESTMENTS — 0.3%
297,388	Goldman Sachs Financial Square Government Fund - Institutional Class 5.16%	297,388
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $297,388)	297,388
	TOTAL INVESTMENTS — 98.3%
	(Cost $125,791,723)	106,158,574
	Other Assets in Excess of Liabilities — 1.7%	1,781,674
	TOTAL NET ASSETS — 100.0%	$107,940,248

LLC – Limited Liability Company

LP – Limited Partnership

PLC – Public Limited Company

[1]	Callable.
[2]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $45,438,312, which represents 42.1% of total net assets of the Fund.
[3]	Floating rate security.
[4]	Variable rate security. Rate shown is the rate in effect as of September 30, 2023.
[5]	Step rate security.
[6]	Foreign security denominated in U.S. Dollars.
[7]	Fixed to variable security. Fixed rate indicated is the rate effective at September 30, 2023. Security may convert at a future date to a variable rate of referenced rate and spread.
[8]	Perpetual security. Date shown is next call date.
[9]	Fixed to float security. Fixed rate indicated is the rate effective at September 30, 2023. Security may convert at a future date to a floating rate or referenced rate and spread.
[10]	Interest-only security.

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2023 (Unaudited)

FUTURES CONTRACTS

Number of Contracts Long (Short)	Description	Expiration Date	Notional Value	Value at September 30, 2023	Unrealized Appreciation (Depreciation)
Interest Rate Futures
41	2-Year U.S. Treasury Note	September 2023	$8,343,364	$8,311,149	$(32,215)
24	5-Year U.S. Treasury Note	September 2023	2,548,743	2,528,625	(20,118)
(31)	10-Year U.S. Treasury Note	September 2023	(3,379,614)	(3,349,938)	29,676
142	U.S. Treasury Long Bond	September 2023	16,827,969	16,156,938	(671,031)
(99)	Ultra 10-Year U.S. Treasury Note	September 2023	(11,396,330)	(11,044,688)	351,642
(20)	Ultra Long-Term U.S. Treasury Bond	September 2023	(2,548,553)	(2,373,750)	174,803

TOTAL FUTURES CONTRACTS			$10,395,579	$10,228,336	$(167,243)